Investment securities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities
Debt securities held-to-maturity	2	452
Securities available-for-sale	5,158	7,945
Total investment securities	5,160	8,397